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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number      811-10529

The Investment House Funds

(Exact name of registrant as specified in charter)

11150 Santa Monica Boulevard, Suite 850 Los Angeles, California	90025
(Address of principal executive offices)	(Zip code)

Timothy J. Wahl
First Western Investment Management, Inc.
 11150 Santa Monica Boulevard, Suite 850  Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code:  (310) 268-2605

Date of fiscal year end:         July 31, 2014

Date of reporting period:       January 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Reports to Stockholders.

The Investment House Growth Fund Semi-Annual Report January 31, 2014 (Unaudited)

The Investment House Growth Fund
Letter to Shareholders
March 14, 2014

We closed out the first half of fiscal 2014 on January 31, 2014, and would like to thank you for joining us as shareholders of The Investment House Growth Fund (the “Fund,” formerly the GKM Growth Fund). This is our 13th year advising the Fund, and for those of you who have been with us from the beginning, we are pleased to report a cumulative gain since inception of 135.1% versus 95.5% for the S&P 500 Index (the “S&P 500”).

For the first half of the fiscal year, the Fund’s total return was 15.62% versus 6.85% for the S&P 500. Since the Fund’s inception on December 28, 2001, the Fund has had an average annual return of 7.32% through January 31, 2014 versus 5.70% for the S&P 500 for the same period.

Our largest sector concentrations continue to be in Information Technology (57.2 vs. 18.8% for the S&P 500) and Healthcare (18.6 vs. 13.5%), together comprising 75.8% of the Fund’s holdings at the end of the semi-annual period. The balance of our holdings was comprised of 6.9% Industrials; 6.9% Materials; 4.7% Consumer Discretionary; 3.9% Consumer Staples; 2.2% Energy; and 0% Financials, Utilities, Real Estate, and Telecommunications Services.

Our top 5 holdings comprised 34.0% of the portfolio, and were all related in some way to the Information Technology sector. However, it is important to remember that we view such categorizations as somewhat arbitrary, as they stretch across a vast landscape of different kinds of businesses, from 3-D printing manufacturers (Stratasys); to internet search (Google); to information management (Intuit); to social networks (Facebook); to a branded lifestyle, entertainment, and productivity ecosystem (Apple). In fact, in this age, it is very hard to find a business which does not, in some important way, directly make use of and benefit from technology, and therefore we regard the 57.2% allocation to the Information Technology sector as a far more economically and financially diverse sector than the name “Information Technology” would suggest.

Below is a table reflecting the weights and six month performance as of January 31, 2014 of the key S&P 500’s sectors vs those of the Fund’s holdings:

Sector	S&P 500 Weight	Fund Weight	S&P 500 First Half Return %	Fund First Half Return %
Materials	3.4	6.9	10.4	13.7
Telecommunication Services	3.7	—	4.3	—
Consumer Discretionary	11.1	4.7	6.0	2.8
Consumer Staples	10.7	3.9	(0.6)	(3.4)
Energy	10.5	2.2	1.7	15.1
Financials	15.3	—	5.2	—
Health Care	12.9	18.6	10.6	16.4
Industrials	11.3	6.9	11.7	13.5
Real Estate	1.8	—	0.6	—
Information Technology	16.3	57.2	13.0	21.6
Utilities	3.0	—	1.0	—

Return information source: Morningstar

As is shown above, the detractors from our performance – in terms of sector allocation – arose from the fact that we had no allocations to the Financials sector, which rose 5.2% in the first half; Telecommunication Services, which rose 4.3%; Utilities or Real Estate, which rose 1% and 0.6%, respectively. Also, our Consumer Staples allocations declined 3.4% versus - 0.6% for the S&P 500. In all other areas, our allocations outperformed their respective S&P 500 sectors.

The size and first half performance of our 10 largest holdings are shown in the table below:

Fund Holding	Weight (%)	8/1/12 – 1/31/13 Return %
Stratasys	8.2	36.0
Apple	7.2	12.0
Google	7.2	33.0
Facebook	6.9	70.0
Intuit	4.5	15.2
eBay	4.2	2.9
Trimble Navigation	4.0	13.3
Ecolab	2.7	9.7
Texas Instruments	2.6	9.8
Pall	2.5	14.9
Total	49.9

RISK MANAGEMENT AND DIVERSIFICATION

Our attitude toward Risk Management remains the same: we define risk as the chance of permanent capital loss. We attempt to limit this risk by selecting the very best companies we can, and to manage portfolio risk by diversifying our separate company holdings. To the extent that such holdings remain in or are related to the same sectors of the economy, then such concentrations will add to sector risk.

PORTFOLIO TURNOVER

We continue to believe that less portfolio activity with the right companies is far superior to more activity with the wrong ones. According to Morningstar, this policy of enlightened lethargy has resulted in an average annualized estimated “Tax-adjusted Return” of 7.27% per year for the Fund since its inception through January 2014 versus a pre-tax return of 7.32%. Our inactivity, therefore, has benefited you, our shareholders, by costing the Fund only 6 basis points (six one hundreds of a percentage point) in average annual total return over the course of our twelve plus years. Of course, we still have just a little way to go to hit zero, but we are mighty close.

Our average rate of turnover for the first half of this fiscal year was less than 1%. As in the past, we try to invest in companies we believe have strong, profitable competitive advantages which are growing and sustainable long into the future, such that time is our best friend in owning them. Sometimes we get it wrong, or there is a change in circumstance which requires a change in our positioning. In all cases though, we are motivated by producing the greatest after tax growth of capital consistent with our desire to minimize the risk of permanent capital loss.

Over the last 18 months, the U.S. has enjoyed low interest rates, solid corporate earnings, a very strong equity market, and extremely low volatility. As we return to a more normal economic environment over the coming months, it would not surprise us to see both a shift in interest rates higher, and an increase in stock market volatility to more historically normal levels. It is in such circumstances, when the big picture appears to change, that new investments are likely to become available at attractive prices. As always, we look forward to seeking those opportunities.

Sincerely,	Sincerely,

Timothy J. Wahl	Jed M. Cohen
Portfolio Manager	Portfolio Manager

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit www.tihfunds.com or call 1-888-456-9518 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Investment House Growth Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the adviser’s current opinions and views of the financial markets. Although the adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

Some of the information given in this publication has been produced by unaffiliated third parties and, while it is deemed reliable, the adviser does not guarantee its timeliness, sequence, accuracy, adequacy, or completeness and makes no warranties with respect to results to be obtained from its use.

Performance As of January 31, 2014	1 Year	5 Years	10 Years	Since Inception*
The Investment House Growth Fund
Returns Before Taxes	25.20%	23.23%	7.55%	7.32%
Returns After Taxes on Distributions	24.51%	23.09%	7.49%	7.27%
Returns on Distributions and Sale of Fund Shares	14.82%	19.16%	6.15%	6.03%
Standard & Poor’s 500 Index ** (reflects no deduction for fees, expenses or taxes)	21.52%	19.19%	6.83%	5.70%

*	Initial public offering of shares was December 28, 2001.
**
The S&P 500 Index is comprised of 500 U.S. stocks and is an indicator of the performance of the overall U.S. stock market. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

The performance above presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an IRA or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

The Investment House Growth Fund’s expense ratio was 1.44% during the six months ended January 31, 2014. The expense ratio disclosed in the December 1, 2013 prospectus was 1.79%.

The Investment House Growth Fund
Performance Information
January 31, 2014 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
The Investment House Growth Fund and the
S&P 500 Index Since Inception*

Average Annual Total Returns** (for periods ended January 31, 2014)
	1 Year	5 Years	10 Years	Since Inception*
The Investment House Growth Fund (a)	25.20%	23.23%	7.55%	7.32%
S&P 500 Index	21.52%	19.19%	6.83%	5.70%

(a)	The Fund’s expense ratio was 1.44% during the six months ended January 31, 2014. The expense ratio in the December 1, 2013 prospectus was 1.79%.
*	Initial public offering of shares was December 28, 2001.
**	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Investment House Growth Fund Portfolio Information January 31, 2014 (Unaudited)

Sector Diversification vs. the S&P 500 Index
(% of Total Investments)

Top 10 Holdings

Security Description	% of Net Assets
Stratasys Ltd.	8.2%
Apple, Inc.	7.2%
Google, Inc. - Class A	7.2%
Facebook, Inc. - Class A	6.9%
Intuit, Inc.	4.5%
Trimble Navigation Ltd.	4.1%
eBay, Inc.	4.0%
McKesson Corporation	2.7%
Ecolab, Inc.	2.6%
Texas Instruments, Inc.	2.5%

The Investment House Growth Fund
Schedule of Investments
January 31, 2014 (Unaudited)

Common Stocks — 100.4%	Shares	Value
Consumer Discretionary — 4.7%
Hotels, Restaurants & Leisure — 1.6%
Yum! Brands, Inc.	14,000	$940,100

Household Durables — 1.9%
Tupperware Brands Corporation	14,000	1,097,040

Internet & Catalog Retail — 1.2%
Amazon.com, Inc.*	2,000	717,380

Consumer Staples — 3.9%
Beverages — 1.7%
Coca-Cola Company (The)	26,000	983,320

Food & Staples Retailing — 1.0%
Costco Wholesale Corporation	5,000	561,800

Household Products — 1.2%
Church & Dwight Company, Inc.	11,000	710,380

Energy — 2.2%
Oil, Gas & Consumable Fuels — 2.2%
Solazyme, Inc.*	100,000	1,297,000

Health Care — 18.6%
Biotechnology — 2.6%
Celgene Corporation*	5,000	759,650
Gilead Sciences, Inc.*	10,000	806,500
		1,566,150
Health Care Equipment & Supplies — 6.1%
Baxter International, Inc.	9,000	614,700
Intuitive Surgical, Inc.*	3,000	1,222,740
Medtronic, Inc.	21,000	1,187,760
Stryker Corporation	7,500	582,000
		3,607,200
Health Care Providers & Services — 5.1%
Henry Schein, Inc.*	12,700	1,459,103
McKesson Corporation	9,000	1,569,690
		3,028,793
Pharmaceuticals — 4.8%
Allergan, Inc.	8,500	974,100
Mylan, Inc.*	30,000	1,362,300
Roche Holdings AG - ADR	7,000	480,200
		2,816,600

The Investment House Growth Fund Schedule of Investments (Continued)

Common Stocks — 100.4% (Continued)	Shares	Value
Industrials — 6.9%
Air Freight & Logistics — 1.2%
FedEx Corporation	5,300	$706,596

Commercial Services & Supplies — 1.2%
Stericycle, Inc.*	6,000	702,360

Machinery — 3.4%
Cummins, Inc.	4,500	571,410
Pall Corporation	18,100	1,449,810
		2,021,220
Road & Rail — 1.1%
Norfolk Southern Corporation	7,000	648,130

Information Technology — 57.2%
Communications Equipment — 1.7%
QUALCOMM, Inc.	13,700	1,016,814

Computers & Peripherals — 17.2%
Apple, Inc.	8,500	4,255,100
EMC Corporation	45,000	1,090,800
Stratasys Ltd.*	40,000	4,822,400
		10,168,300
Electronic Equipment, Instruments & Components — 4.1%
Trimble Navigation Ltd.*	75,600	2,444,148

Internet Software & Services — 18.1%
eBay, Inc.*	45,000	2,394,000
Facebook, Inc. - Class A*	65,000	4,067,050
Google, Inc. - Class A*	3,600	4,251,492
		10,712,542
IT Services — 3.3%
Accenture plc - Class A	17,900	1,429,852
Automatic Data Processing, Inc.	7,000	536,200
		1,966,052
Office Electronics — 0.6%
Xerox Corporation	30,000	325,500

Semiconductors & Semiconductor Equipment — 2.5%
Texas Instruments, Inc.	35,000	1,484,000

The Investment House Growth Fund Schedule of Investments (Continued)

Common Stocks — 100.4% (Continued)	Shares	Value
Information Technology — 57.2% (Continued)
Software — 9.7%
Adobe Systems, Inc.*	12,000	$710,280
Autodesk, Inc.*	11,000	563,750
Intuit, Inc.	36,000	2,637,000
SAP AG - ADR	13,000	993,460
Symantec Corporation	40,000	856,400
		5,760,890
Materials — 6.9%
Chemicals — 6.9%
Ecolab, Inc.	15,000	1,508,100
Scotts Miracle-Gro Company (The) - Class A	23,600	1,401,604
Sigma-Aldrich Corporation	12,600	1,171,422
		4,081,126

Total Common Stocks (Cost $28,221,371)		$59,363,441

Money Market Funds — 0.0%(a)	Shares	Value
First American Government Obligations Fund - Class Z, 0.01%(b) (Cost $182)	182	$182

Total Investments at Value(c) — 100.4% (Cost $28,221,553)		$59,363,623

Liabilities in Excess of Other Assets — (0.4%)		(260,511)

Net Assets — 100.0%		$59,103,112

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	Percentage rounds to less than 0.1%.
(b)	Rate shown is the 7-day effective yield as of January 31, 2014.
(c)	All securities are pledged as collateral for the Fund’s bank line of credit (Note 5).
See accompanying notes to financial statements.

The Investment House Growth Fund Statement of Assets and Liabilities January 31, 2014 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$28,221,553
At value (Note 2)	$59,363,623
Dividends receivable	19,512
Receivable for capital shares sold	44,933
Total Assets	59,428,068

LIABILITIES
Line of credit payable (Note 5)	262,000
Accrued investment advisory fees (Note 4)	54,475
Accrued Trustees’ fees (Note 4)	7,562
Other liabilities	919
Total Liabilities	324,956

NET ASSETS	$59,103,112

Net assets consist of:
Paid-in capital	$28,210,729
Accumulated net investment loss	(250,625)
Accumulated net realized gains from security transactions	938
Net unrealized appreciation on investments	31,142,070
Net assets	$59,103,112

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,584,437

Net asset value, redemption price and offering price per share (Note 2)	$22.87

See accompanying notes to financial statements.

The Investment House Growth Fund Statement of Operations For the Six Months Ended January 31, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (Net of foreign tax of $140)	$272,807

EXPENSES
Investment advisory fees (Note 4)	395,298
Trustees’ fees (Note 4)	7,562
Interest expense and fees (Note 5)	3,006
Total Expenses	405,866

NET INVESTMENT LOSS	(133,059)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions	1,434,183
Net change in unrealized appreciation/depreciation on investments	6,692,403
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	8,126,586

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,993,527

See accompanying notes to financial statements.

The Investment House Growth Fund Statements of Changes in Net Assets

	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013
FROM OPERATIONS
Net investment loss	$(133,059)	$(154,836)
Net realized gains from security transactions	1,434,183	3,502,408
Net change in unrealized appreciation/ depreciation on investments	6,692,403	5,627,426
Net increase in net assets resulting from operations	7,993,527	8,974,998

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains on investments	(1,351,058)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,141,095	6,106,674
Reinvestment of distributions to shareholders	1,115,137	—
Payments for shares redeemed	(2,773,313)	(3,715,202)
Net increase in net assets from capital share transactions	482,919	2,391,472

TOTAL INCREASE IN NET ASSETS	7,125,388	11,366,470

NET ASSETS
Beginning of period	51,977,724	40,611,254
End of period	$59,103,112	$51,977,724

ACCUMULATED NET INVESTMENT LOSS	$(250,625)	$(117,566)

CAPITAL SHARE ACTIVITY
Shares sold	96,943	329,718
Shares issued in reinvestment of distributions to shareholders	49,628	—
Shares redeemed	(128,430)	(203,432)
Net increase in shares outstanding	18,141	126,286
Shares outstanding, beginning of period	2,566,296	2,440,010
Shares outstanding, end of period	2,584,437	2,566,296

See accompanying notes to financial statements.

The Investment House Growth Fund Statement of Cash Flows For the Six Months Ended January 31, 2014 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$7,993,527
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Net realized gains from security transactions	(1,434,183)
Net change in unrealized appreciation/depreciation on investments	(6,692,403)
Distributions paid to shareholders from net realized gains on investments	(1,351,058)
Decrease in dividends receivable	6,975
Proceeds from investment securities litigation settlements	954
Purchase of investment securities	(293,828)
Proceeds from sales of investment securities	3,999,555
Decrease in other liabilities	(8,377)
Sale of short-term investments, net	12
Increase in accrued investment advisory fees	6,932
Decrease in accrued Trustees' fees	(7,439)
NET CASH PROVIDED BY OPERATING ACTIVITIES	2,220,667

CASH FLOWS FROM FINANCING ACTIVITIES
Decrease in line of credit payable	(2,645,000)
Increase in receivable for capital shares sold	(43,500)
Decrease in payable for capital shares redeemed	(15,086)
Receipt of proceeds for shares sold, net	482,919
NET CASH USED IN FINANCING ACTIVITIES	(2,220,667)

NET CHANGE IN CASH	—
Cash, beginning of period	—
Cash, end of period	$—

During the six months ended January 31, 2014, interest and fees paid were $3,006.

See accompanying notes to financial statements.

The Investment House Growth Fund
Financial Highlights

Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months		Years Ended
	Ended January 31, 2014 (Unaudited)		July 31, 2013		July 31, 2012		July 31, 2011		July 31, 2010		July 31, 2009
Net asset value at beginning of period	$20.25		$16.64		$14.29		$11.90		$10.65		$12.76

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.06)		(0.10)		(0.08)		(0.06)		(0.03)
Net realized and unrealized gains (losses) on investments	3.19		3.67		2.45		2.47		1.31		(2.08)
Total from investment operations	3.15		3.61		2.35		2.39		1.25		(2.11)

Less distributions:
From net realized gains on investments	(0.53)		—		—		—		—		—

Net asset value at end of period	$22.87		$20.25		$16.64		$14.29		$11.90		$10.65

Total return(a)	15.62%	(b)	21.69%		16.45%		20.08%		11.74%		(16.54% )

Net assets at end of period (000’s)	$59,103		$51,978		$40,611		$34,943		$30,011		$28,727

Ratio of expenses to average net assets	1.44%	(c)	1.79%		1.86%		1.60%		1.59%		1.70%

Ratio of expenses to average net assets excluding borrowing costs	1.43%	(c)	1.44%		1.53%		1.41%		1.41%		1.41%

Ratio of net investment loss to average net assets	(0.24%	)(c)	(0.33%	)	(0.65%	)	(0.57%	)	(0.50%	)	(0.29% )

Portfolio turnover rate	1%	(b)	8%		4%		25%		8%		12%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements.

The Investment House Growth Fund Notes to Financial Statements January 31, 2014 (Unaudited)

1. Organization

The Investment House Growth Fund (the “Fund”) is a diversified series of The Investment House Funds (the “Trust”), an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 2, 2001. The public offering of shares of the Fund commenced on December 28, 2001.

The investment objective of the Fund is long term capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Equity securities of the Fund generally are valued at their market value, but if market prices are not available or The Investment House LLC, the investment adviser to the Fund (the “Adviser”), believes such prices do not accurately reflect the market value of such securities, securities will be valued by the Adviser at their fair value, according to procedures approved by the Board of Trustees and such securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment House Growth Fund Notes to Financial Statements (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$59,363,441	$—	$—	$59,363,441
Money Market Funds	182	—	—	182
Total	$59,363,623	$—	$—	$59,363,623

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of January 31, 2014, the Fund did not have any transfers in and out of any level. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of January 31, 2014. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Share valuation – The net asset value of the Fund’s shares is calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day that the Trust is open for business. The net asset value is calculated by dividing the value of the Fund’s total assets, minus liabilities, by the total number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

Security transactions and investment income – Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to shareholders – Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date. The tax character of the Fund’s distributions paid during the periods ended January 31, 2014 and July 31, 2013 was as follows:

Periods Ended	Long-Term Capital Gains	Total Distributions
January 31, 2014	$1,351,058	$1,351,058
July 31, 2013	$—	$—

The Investment House Growth Fund Notes to Financial Statements (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). By so qualifying, the Fund will not be subject to federal income taxes to the extent that the Fund distributes its net investment income and any realized capital gains in accordance with the Code. Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of January 31, 2014:

Cost of portfolio investments	$28,221,553
Gross unrealized appreciation	$31,142,488
Gross unrealized depreciation	(418)
Net unrealized appreciation	31,142,070
Accumulated ordinary loss	(250,625)
Capital loss carryforwards	(82,187)
Other gains	83,125
Total distributable earnings	$30,892,383

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized.

As of July 31, 2013, the Fund had short-term capital loss carryforwards of $82,187 which expire on July 31, 2018. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended July 31, 2010 through July 31, 2013) and the current tax year and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Investment House Growth Fund Notes to Financial Statements (Continued)

3. Investment Transactions

During the six months ended January 31, 2014, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $293,828 and $3,999,555, respectively.

4. Transactions with Related Parties

A Trustee and certain officers of the Trust are affiliated with the Adviser, Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, or Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Fund’s shares.

Under the terms of a Management Agreement between the Trust and the Adviser, the Adviser serves as the investment adviser to the Fund. For its services, the Fund pays the Adviser an investment management fee at the annual rate of 1.40% of the Fund’s average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested Trustees, extraordinary expenses and distribution and/or service related expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940 (if any).

The Trust has entered into mutual fund services agreements with Ultimus, pursuant to which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Adviser (not the Fund).

The Trust and the Adviser have entered into a Distribution Agreement with the Distributor, pursuant to which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser (not the Fund).

The Fund pays each Trustee who is not affiliated with the Adviser $7,500 annually. Trustees who are affiliated with the Adviser do not receive compensation from the Fund.

5. Bank Line of Credit

The Fund has a secured bank line of credit with US Bank NA that provides a maximum borrowing of up to $12,000,000. The line of credit may be used to cover redemptions and/or it may be used by the Adviser for investment purposes. When used for investment purposes, the Fund will be using the investment technique of “leverage.” Please see the Fund’s prospectus for detailed information on the investment strategies and associated risks involved with the use of leverage by the Fund. Borrowings under this arrangement bear interest at a rate per annum equal to the Prime Rate minus 0.25% at the time of borrowing plus an annual renewal fee of $500. The line of credit matures on December 15, 2014. During the six months ended January 31, 2014, the Fund incurred $3,006 of interest expense and fees related to borrowings. The average debt outstanding and the average interest rate during the six months ended January 31, 2014 were $166,382 and 3.00%, respectively. The largest outstanding borrowing during the six months ended January 31, 2014 was $3,029,000. As of January 31, 2014, the Fund had outstanding borrowings of $262,000. All of the Fund’s securities are pledged as collateral for the Fund’s bank line of credit.

The Investment House Growth Fund Notes to Financial Statements (Continued)

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Sector Risk

If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. To the extent the Fund is overweighted in the Information Technology sector, it will be affected by developments affecting the sector. Companies in this sector may be significantly affected by intense competition. In addition, technology products may be subject to rapid obsolescence. As of January 31, 2014, the Fund had 57.2% of the value of its net assets invested within the Information Technology sector.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The Investment House Growth Fund About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2013 – January 31, 2014).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return before expenses. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses, including annual expense ratios for the most recent five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

The Investment House Growth Fund About Your Fund’s Expenses (Unaudited) (Continued)

	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,156.20	$7.83
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.95	$7.32

*	Expenses are equal to the Fund’s annualized expense ratio of 1.44% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-456-9518, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-456-9518, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 1-888-456-9518. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE INVESTMENT HOUSE FUNDS

Investment Adviser
The Investment House LLC
11150 Santa Monica Boulevard
Suite 850
Los Angeles, California 90025

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive
Suite 450
Cincinnati, Ohio 45246
1.888.456.9518

Legal Counsel
Thompson Hine LLP
312 Walnut Street
Suite 450
Cincinnati, Ohio 45202

Custodian
US Bank NA
425 Walnut Street
Cincinnati, Ohio 45202

Board of Trustees
Darrin F. DelConte
Nicholas G. Tonsich
Timothy J. Wahl

Officers
Timothy J. Wahl, President
Robert G. Dorsey, Vice President
David L. Kahn, CCO and Secretary
Theresa M. Bridge, Treasurer

Item 2.   Code of Ethics.

Not required

Item 3.   Audit Committee Financial Expert.

Not required

Item 4.   Principal Accountant Fees and Services.

Not required

Item 5.   Audit Committee of Listed Registrants.

Not applicable

Item 6.   Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.   Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.   Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Investment House Funds

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	March 28, 2014

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	March 28, 2014

* Print the name and title of each signing officer under his or her signature.